Construction in Progress (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Beginning Balance	$ 28,293,083	$ 2,580,110
Additions	25,334,504	25,712,973
Sold/withdrawn development projects	(8,038,072)
Placed in service	(41,105,831)
Ending Balance	4,483,684	28,293,083
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Property, Plant and Equipment [Line Items]
Beginning Balance	28,293,083	2,580,110
Additions	25,334,504	25,712,973
Sold/withdrawn development projects	(8,038,072)
Placed in service	(41,105,831)
Ending Balance	$ 4,483,684	$ 28,293,083